Cash and cash equivalents and marketable securities (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of detailed information about borrowings [line items]
Total		R$ 106,627	R$ 104,314	R$ 43,798	R$ 54,204
Cash and banks [Member]
Disclosure of detailed information about borrowings [line items]
CDI	[1]
Total		R$ 25,614	23,101
Repurchase agreements [Member]
Disclosure of detailed information about borrowings [line items]
CDI	[1],[2]	62.00%
Total	[2]	R$ 12,632	15,242
Bank deposit certificates [Member]
Disclosure of detailed information about borrowings [line items]
Total		R$ 46,262	33,137
Bank deposit certificates [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
CDI	[1]	98.00%
Bank deposit certificates [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
CDI	[1]	100.00%
Letter of Mercantile Lease [member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
CDI	[1]	101.00%
Letter of Mercantile Lease [member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
CDI	[1]	102.00%
Brazilian treasury bonds [Member]
Disclosure of detailed information about borrowings [line items]
Total		R$ 22,119	R$ 32,834

[1]	Interbank Deposit Certificates
[2]	The Company uses this type of investment for funds that will be redeemed in less than 30 days, according to the projected cash flow and also in case of need to invest funds that were received after banking hours.